                                                             SEMI-ANNUAL REPORT
                                                    Green Century Balanced Fund
                                                      Green Century Equity Fund
                                                               January 31, 2002
[LOGO] Green Century Funds

                       An Investment For Your Future   29 Temple Place, Boston,
                                                            Massachusetts 02111

             For information on the Green Century Funds(R), call
1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 9:00 am to 5:00 pm Eastern Time, Monday through Friday. For share price and account information, call 1-800-221-5519, twenty-four hours a day.
--------------------------------------------------------------------------------
             Dear Green Century Funds Shareholder:

             The unprecedented and tragic events of September 11, 2001 will be six months past by the time that you read this report. These events touched all of us in many ways, and the extent of the long-term impacts will be measured for years to come.
             While much attention of late has naturally been focused on foreign policy, Green Century Capital Management, Inc. ("Green Century") urges that pressing environmental problems and the drive for greater corporate responsibility also be high on the national agenda. The important work of Green Century, and of our founders in the non-profit environmental advocacy field, remains critical.
             Together with professional money managers, experienced financial services providers, and a strong management team, our founding organizations built the Green Century Funds to nearly $100 million in assets as of the date of this report and over 10,000 investors who believe, as you do, that investing in environmentally responsible companies may be financially as well as ethically sound, and that it is one of the important ways that individuals possess to impact the world around them.
             Our goals at Green Century remain clear: to provide our shareholders with the opportunity to make investments that honor both their environmental principles as well as help them to attain their long-term financial goals, and to act on those environmental beliefs in a concerted way, through increased shareholder advocacy in corporate America's boardrooms.
             It's no secret that the latter half of 2001 was challenging for investors, given the widespread concern about the economy and the dramatic drop in the financial markets. However, our economy and financial markets have encountered and overcome international problems many times before, and various stimulus tools are being discussed domestically. There are certainly risks to investing in the Green Century Funds, as there are with other investments in stocks and bonds. Green Century views market downturns not as a sign of hopelessness, but rather as a reminder that investing in the stock and bond markets is indeed a long-term proposition. More information on the performance of and risks associated with investing in the Green Century Balanced Fund and the Green Century Equity Fund is offered in the charts and discussion below.
             With that kind of long-term vision in mind, over the past decade Green Century has applied principled environmental screens to the companies in which each of the Green Century Funds (the "Funds") might invest. Researchers hired by Green Century have evaluated factors such as toxic emissions, waste disposal practices, recycling, and the use of environmentally beneficial fuels. Neither of the Funds invests in companies with high emissions of toxic and ozone-depleting chemicals, nor do they invest in companies with a pattern of violating environmental laws and regulations.
             Green Century believes that environmental sensitivity is a leading indicator of management quality and may enhance financial performance. The Funds' managers also aggressively search for companies that proactively aid the environment--companies that will make a difference in our efforts to build a sustainable economy and future worldwide. We will continue to make similar decisions as we head into 2002.
             Regarding shareholder advocacy efforts, Green Century remains dedicated to vigilance on corporate environmental responsibility. Presently, we are working in partnership with leading public interest and environmental advocacy organizations on two national shareholder campaigns to protect the Arctic National Wildlife Refuge from oil drilling (filed by the Balanced Fund with BP plc* and Phillips Petroleum*). The Equity Fund was the primary filer of a resolution advocating that Sprint* print its customers' bills on recycled paper, an action which would save thousands of tons of paper each year. The Funds plan to file resolutions this spring calling for a major manufacturer of personal computers to buy back its old computers from consumers and encouraging responsible corporate action on one of the greatest threats currently facing the planet: global warming.
             Green Century is ready for 2002 and excited about the challenges ahead. By most analyses, our planet's health continues to deteriorate. As eminent, prize-winning Harvard scientist E.O. Wilson writes in his new book, The Future of Life (2002, Alfred A. Knopf), "The natural world in the year 2001 is everywhere disappearing before our eyes--cut to pieces, mowed down, plowed under, gobbled up, replaced by human artifacts . . . Half of the great tropical forests have been cleared. The last frontiers of the world are effectively gone. Species of plants and animals are disappearing a hundred or more times faster than before the coming of humanity, and as many as half may be gone by the end of this century . . . The race is now on between the technoscientific forces that are destroying the environment and those that can be harnessed to save it."
             We believe that corporate leaders--through personal leadership or under pressure from their shareholders--will have to do more to take on these challenges. And Green Century's role, by directing investments to environmentally responsible and benign companies and engaging in shareholder activism to seek to stop harmful corporate practices, is more important than ever. While continuing to seek competitive returns and excellent service for our investors, we promise to work even harder to change the rules of engagement--to make sure that corporate leaders understand that their responsibility is not only to deliver goods and services but also to do so in a way that builds a sustainable future.

             Respectfully yours,

             The Green Century Funds

* As of January 31, 2002, BP plc comprised 0.01% and Phillips Petroleum comprised 0.01% of the net assets of the Green Century Balanced Fund. While neither BP plc nor Phillips Petroleum meets the Fund's standards for corporate environmental responsibility, the Balanced Fund purchased shares in BP plc and Phillips for the express purpose of enabling the Fund to advocate for changes in what it considers to be irresponsible corporate behavior. As of January 31, 2002, Sprint comprised 0.28% of the net assets of the Index Portfolio, in which the Green Century Equity Fund invests substantially all of its investable assets. Holdings may change due to ongoing management. References to specific investments should not be construed as a recommendation of the security by the Funds, the adviser or the distributor.
This material must be preceded or accompanied by a current prospectus.
Distributor: Sunstone Distribution Services, LLC 3/02

                          GREEN CENTURY BALANCED FUND

             The Green Century Balanced Fund invests primarily in the stocks and bonds of companies that its portfolio manager believes show profit potential while promoting environmentally sensitive or benign business practices. Rather than just screening out the companies with the worst environmental records, the Balanced Fund invests in companies that Green Century believes are making the environment and a sustainable future a hallmark of their business practices. The Balanced Fund strives to invest in companies and sectors that are poised to work for environmental improvement.
             The Fund's six-month, one-year and average annual returns for the periods ended December 31, 2001 and January 31, 2002, as compared to the returns of the Lipper Balanced Fund Index:/1,2 /

                                                                     SINCE
                                     SIX      ONE    THREE  FIVE   INCEPTION
                                    MONTHS    YEAR   YEARS  YEARS  (3/18/92)
   -------------------------------------------------------------------------
    For the periods ended December 31, 2001:
    Green Century Balanced Fund... -9.30%    -13.63% 19.94% 13.04%   10.81%
    Lipper Balanced Fund Index.... -1.59%     -3.24%  2.59%  8.37%    9.83%
    For the periods ended January 31, 2002:
    Green Century Balanced Fund... -2.38%    -24.77% 17.50% 11.87%   10.36%
    Lipper Balanced Fund Index.... -2.38%     -6.08%  1.75%  7.52%    9.64%

             The Green Century Balanced Fund ended this six month period down 2.38%, in line with the Lipper Balanced Fund Index which was also down 2.38%. When the capital markets re-opened after the terrorism acts of September 11th, a combination of fear and margin calls led to a major sell-off of securities and drop in prices for most securities. During this frantic time, the Fund remained nearly fully invested while its portfolio manager weeded out a few securities he believed were threatened by the tightening in the credit markets. The Fund's portfolio manager believes the outlook for equities may be positive, especially for those companies that are able to grow in a low or no growth environment, including the Fund's largest holding as of January 31, 2002, MRO Software, Inc./3 The Fund's portfolio manager further believes that the long-run economic forecast remains encouraging, as the economy may continue to develop favorably and gather momentum. Positive signs, in the portfolio manager's view, include the recent tax cuts, extremely low interest rates, modest inflation, low oil prices, and rising consumer confidence. /
             While the Fund's portfolio manager remains optimistic about small to mid-capitalization growth stocks, the Fund's investments in smaller companies do entail more risk than do investments in the stocks of larger, more established companies. Small companies may lack the management experience, financial resources, and product diversification of large companies and the frequency and volume of their trading may be less than that of larger companies.

/1/ The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A fund's performance, especially for short time periods, should not be the sole factor in making an investment decision. Fund prices change daily and performance may change significantly during periods of market volatility. To obtain current Fund prices and performance information, call 1-800-93-GREEN. The performance data quoted does not reflect the deduction of taxes that some shareholders might pay on Fund distributions or the redemption of Fund shares.
/2/ Lipper Analytic Services, Inc. ("Lipper") is a respected mutual fund reporting service. The Lipper Balanced Fund Index includes the 30 largest funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically the stock/bond ratio ranges around 60%/40%.
/3/ As of January 31, 2002, MRO Software, Inc. comprised 5.28% of the net assets of the Green Century Balanced Fund. Holdings may change due to ongoing management. References to specific investments should not be construed as a recommendation of the security by the Funds, the adviser or the distributor.

                           GREEN CENTURY EQUITY FUND

             The Green Century Equity Fund invests substantially all of its assets in a portfolio of 400 companies that comprise the Domini 400 Social Index (the "Social Index"), a broadly diversified portfolio that excludes companies with poor environmental and social records. The Equity Fund seeks to provide shareholders with a long-term total return that matches that of the Social Index. The Social Index is comprised primarily of large capitalization U.S. companies.
             The Fund's six-month, one-year and average annual returns for the periods ended December 31, 2001 and January 31, 2002, as compared to the returns of the S&P 500(R) Index:/1,2/

                                                                          SINCE
                                 SIX      ONE    THREE  FIVE     TEN    INCEPTION
                                MONTHS    YEAR   YEARS  YEARS  YEARS/3/ (6/3/91)/3/
-----------------------------------------------------------------------------------
For the periods ended December 31, 2001:
Green Century Equity Fund.... -5.81%     -13.29% -3.69%  9.92% 11.82%     11.95%
S&P 500(R) Index............. -5.56%     -11.89% -1.03% 10.70% 12.94%     13.15%
For the periods ended January 31, 2002:
Green Century Equity Fund.... -6.09%     -17.25% -5.70%  8.28% 11.90%     11.80%
S&P 500(R) Index............. -6.01%     -16.15% -2.85%  9.04% 12.98%     12.88%

             Despite the strong year-end stock rally, the six month period ended January 31, 2002 was another difficult period for many US equity indices, including both the Social Index and the S&P 500(R) Index. The Green Century Equity Fund ended this six-month period down 6.09%, slightly trailing the S&P 500(R) Index which was down 6.01%. The two most significantly hard hit months for both the Equity Fund and the S&P 500(R) Index were August and September as the already-weakened economy was further harmed by the September attacks. Following a partial recovery in the last calendar quarter of 2001, there was downward pressure on the equity markets in January in part due to concerns over corporate accounting practices. Factors contributing to the performance results of the Equity Fund compared to the unscreened S&P 500(R) Index for the half-year ended January 31, 2002 include the Fund's underweighting in the industrial sector; not owning such weak industrial performers as General Electric boosted the relative return of the Fund. That the Fund was overweighted in financial sector stocks was the primary contributor to its underperformance relative to the S&P 500(R) Index. For example, the Fund had a relatively large position in both American International Group, Inc./4/ and in J.P. Morgan Chase & Co./4/ which hurt the relative return of the Fund.
             The Equity Fund, like many other mutual funds invested primarily in stocks, carries the risk of investing in the stock market. As with other equity funds, the share price of the Equity Fund will fluctuate and may fall when the market declines or the value of the companies in which it invests falls. The large companies in which the Fund's portfolio is invested may perform worse than the stock market as a whole.

/1/ The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A fund's performance, especially for short time periods, should not be the sole factor in making an investment decision. Fund prices change daily and performance may change significantly during periods of market volatility. To obtain current Fund prices and performance information, call 1-800-93-GREEN. The performance data quoted does not reflect the deduction of taxes that some shareholders might pay on Fund distributions or the redemption of Fund shares.
/2/ The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500(R) Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic stocks. It is not possible to invest directly in the S&P 500(R) Index.
/3/ The Green Century Equity Fund, which commenced investment operations in September 1995, invests substantially all of its investable assets in an existing separate registered investment company which has the same investment objective as the Fund (the "Index Portfolio"). Consistent with regulatory guidance, the performance for the period prior to the Fund's inception reflects the performance of the Index Portfolio adjusted to reflect the deduction of the charges and expenses of the Fund.
/4/ As of January 31, 2002, American International Group, Inc. comprised 3.47% and J. P. Morgan Chase & Co. comprised 1.21%, respectively, of the net assets of the Index Portfolio. Holdings may change due to ongoing management. References to specific investments should not be construed as a recommendation of the security by the Funds, the adviser or the distributor.

                          GREEN CENTURY BALANCED FUND
                            PORTFOLIO OF INVESTMENTS

                                January 31, 2002
                                  (unaudited)

              COMMON STOCKS -- 72.3%
                                               SHARES     VALUE
              Healthcare -- 13.9%
              AtheroGenics, Inc. (b).......... 420,000 $ 2,730,000
              Kosan Biosciences, Inc. (b)..... 150,000   1,078,500
              NPS Pharmaceuticals, Inc. (b)...  70,000   2,100,000
              OSI Pharmaceuticals, Inc. (b)...  50,000   2,004,500
                                                       -----------
                                                         7,913,000
                                                       -----------
              Technology -- 13.1%
              AOL Time Warner, Inc. (b).......     300       7,893
              Concurrent Computer Corp. (b)...  75,000   1,062,000
              Forrester Research, Inc. (b)....  35,000     596,400
              Intel Corp......................     800      28,032
              Kana Software, Inc. (b).........  72,500   1,323,125
              Oak Technology, Inc. (b)........ 140,000   2,275,000
              Power Integrations, Inc. (b)....  10,000     181,000
              Therma-Wave, Inc. (b)........... 100,000   1,234,000
              Varian Semiconductor Equipment
               Associates, Inc. (b)...........  20,000     779,000
                                                       -----------
                                                         7,486,450
                                                       -----------
              Alternative/Renewable Energy -- 11.5%
              AstroPower, Inc. (b)............  40,000   1,532,000
              FuelCell Energy, Inc. (b)....... 110,000   1,752,300
              IMPCO Technologies, Inc. (b).... 130,000   1,566,500
              NEG Micon (b)(c)................  40,000     881,742
              Vestas Wind Systems (b)(c)......  40,000     856,218
                                                       -----------
                                                         6,588,760
                                                       -----------
              Internet Products & Services -- 10.3%
              Ariba, Inc. (b)................. 100,000     485,000
              Borland Software Corp. (b)......  50,000     850,000
              iVillage, Inc. (b).............. 100,000     280,000
              MRO Software, Inc. (b).......... 115,000   3,013,000
              Wave Systems Corp., Class A (b). 525,000   1,249,500
                                                       -----------
                                                         5,877,500
                                                       -----------
              Medical Products -- 8.6%
              Conceptus, Inc. (b)............. 105,000   2,124,150
              SurModics, Inc. (b).............  70,000   2,639,000
              V.I. Technologies, Inc. (b).....  21,700     152,985
                                                       -----------
                                                         4,916,135
                                                       -----------
              Telecommunications -- 5.8%
              DMC Stratex Networks, Inc. (b)..  50,000     373,750
              Powerwave Technologies, Inc. (b) 100,000   1,844,000
              Tellium, Inc. (b)............... 200,000   1,084,000
                                                       -----------
                                                         3,301,750
                                                       -----------

                                                SHARES     VALUE
             Consumer Goods -- 3.3%
             Direct Focus, Inc. (b)............  52,000 $ 1,856,920
                                                        -----------
             Healthy Living -- 2.9%
             United Natural Foods, Inc. (b)....  35,800     823,042
             Whole Foods Market, Inc. (b)......  20,000     856,000
                                                        -----------
                                                          1,679,042
                                                        -----------
             Financials -- 2.9%
             Allied Capital Corp...............  60,000   1,635,000
             American International Group, Inc.     280      20,762
                                                        -----------
                                                          1,655,762
                                                        -----------
             Energy -- 0.0%
             BP Amoco PLC (b)(c)...............     600       4,646
             Phillips Petroleum Co.............     100       5,847
                                                        -----------
                                                             10,493
                                                        -----------
             Total Common Stocks
              (Cost $38,631,084)...............          41,285,812
                                                        -----------

              CORPORATE BONDS & NOTES -- 25.4%
                                            PRINCIPAL
                                             AMOUNT
              Telecommunications -- 17.1%
              Adelphia Communications Corp.
                9.375%, due 11/15/09....... $1,000,000 $ 1,002,500
              Adelphia Communications Corp.
                10.875%, due 10/1/10.......  1,000,000   1,076,250
              Amkor Technologies, Inc.
                9.25%, due 5/1/06..........  2,000,000   1,950,000
              Charter Communications
               Holdings LLC
                8.625%, due 4/1/09.........  2,000,000   1,910,000
              EchoStar DBS Corp.
                9.375%, due 2/1/09.........  2,000,000   2,080,000
              Nextel Communications, Inc.
                0%, due 2/15/08 (d)........  2,000,000   1,325,000
              RCN Corp.....................
                0%, due 10/15/07 (d).......    300,000      88,500
              RCN Corp.....................
                0%, due 2/15/08 (d)........  1,300,000     305,500
                                                       -----------
                                                         9,737,750
                                                       -----------

                          GREEN CENTURY BALANCED FUND
                     PORTFOLIO OF INVESTMENTS--(concluded)

                                January 31, 2002
                                  (unaudited)

                                              PRINCIPAL
                                               AMOUNT       VALUE
            Alternative/Renewable Energy -- 4.7%
            AES Corp.
              8.50%, due 11/1/07............. $1,000,000 $   785,000
            AES Corp.
              9.50%, due 6/1/09..............  1,000,000     885,000
            Calpine Corp.
              8.75%, due 7/15/07.............    250,000     210,461
            Calpine Corp.
              8.625%, due 8/15/10............  1,000,000     842,256
                                                         -----------
                                                           2,722,717
                                                         -----------
            Consumer Goods & Services -- 3.2%
            Kindercare Learning Centers
              9.50%, due 2/15/09.............  1,000,000     970,000
            Nebraska Book Company
              8.75%, due 2/15/08.............    700,000     654,500
            Nebraska Book Company
              0%, due 2/15/09 (d)............    300,000     214,875
                                                         -----------
                                                           1,839,375
                                                         -----------
            Food & Beverage -- 0.4%
            Sparkling Spring Water
              11.50%, due 11/15/07 (c).......    250,000     201,250
                                                         -----------
            Total Corporate Bonds and Notes
              (Cost $16,264,078).............             14,501,092
                                                         -----------

                                                             VALUE
          SHORT-TERM OBLIGATIONS -- 3.5%
          Repurchase Agreements
          Salomon Brothers, 0.95%, dated 1/31/02, due
           2/1/02, proceeds $1,993,241 (collateralized by
           U.S. Treasury securities with maturity at
           5/16/02, value $2,033,054) (Cost $1,993,188).. $ 1,993,188
                                                          -----------
          TOTAL INVESTMENTS (a) -- 101.2%
            (Cost $56,888,350).........................    57,780,092
          Other Assets Less Liabilities -- (1.2)%........    (694,930)
                                                          -----------
          NET ASSETS -- 100%............................. $57,085,162
                                                          ===========

--------
(a)The cost of investments for federal income tax purposes is $56,929,138, resulting in gross unrealized appreciation and depreciation of $9,909,099 and $9,076,683 respectively, or net unrealized appreciation of $832,416.
(b)Non-income producing security.
(c)Securities whose values are determined or significantly influenced by trading on exchanges not in the United States or Canada. ADR after the name of a foreign holding stands for American Depository Receipt representing foreign securities on deposit with a domestic custodian bank.
(d)Step bond. Rate shown is currently in effect at January 31, 2002.

                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               January 31, 2002
                                  (unaudited)

  ASSETS:
  Investments, at value (cost $56,888,350)...................... $ 57,780,092
  Receivables for:
    Securities sold.............................................      435,950
    Capital stock sold..........................................       42,383
    Interest and dividends......................................      409,537
                                                                 ------------
     Total assets...............................................   58,667,962
                                                                 ------------
  LIABILITIES:
  Payable for securities purchased..............................    1,392,554
  Payable for capital stock repurchased.........................       42,348
  Accrued expenses..............................................      117,898
  Written options (premiums received $18,538)...................       30,000
                                                                 ------------
     Total liabilities..........................................    1,582,800
                                                                 ------------
  NET ASSETS.................................................... $ 57,085,162
                                                                 ============
  NET ASSETS CONSIST OF:
  Paid-in capital............................................... $ 76,598,336
  Undistributed net investment income...........................       14,068
  Undistributed net realized loss on investments................  (20,407,522)
  Net unrealized appreciation on investments....................      880,280
                                                                 ------------
  NET ASSETS.................................................... $ 57,085,162
                                                                 ============
  SHARES OUTSTANDING............................................    3,680,718
                                                                 ============
  NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE $      15.51
                                                                 ============

                          GREEN CENTURY BALANCED FUND
                            STATEMENT OF OPERATIONS
                   For the six months ended January 31, 2002
                                  (unaudited)

  INVESTMENT INCOME:
  Interest income............................................... $    856,960
  Dividend income (net of $7 foreign withholding taxes).........       25,695
                                                                 ------------
     Total investment income....................................      882,655
                                                                 ------------
  EXPENSES (Note 2):
  Administrative services fee...................................      391,010
  Investment advisory fee.......................................      211,905
  Distribution fee..............................................       70,635
                                                                 ------------
     Total expenses.............................................      673,550
                                                                 ------------
  NET INVESTMENT INCOME.........................................      209,105
                                                                 ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
  Net realized gain (loss) on:
    Investments.................................................   (9,255,600)
    Options written.............................................      141,610
                                                                 ------------
                                                                   (9,113,990)
  Change in net unrealized appreciation/depreciation on:
    Investments.................................................    7,144,219
    Options written.............................................      (35,834)
                                                                 ------------
                                                                    7,108,385
                                                                 ------------
  NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS...............   (2,005,605)
                                                                 ------------
  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.......... $ (1,796,500)
                                                                 ============

                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 FOR THE SIX       FOR THE
                                                                                                 MONTHS ENDED    YEAR ENDED
                                                                                               JANUARY 31, 2002 JULY 31, 2001
                                                                                                 (UNAUDITED)      (AUDITED)
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment income.......................................................................   $    209,105   $    435,227
  Net realized loss on investments and options written........................................     (9,113,990)   (10,415,640)
  Change in net unrealized appreciation/depreciation on investments and options written.......      7,108,385     (9,294,328)
                                                                                                 ------------   ------------
  Net decrease in net assets resulting from operations........................................     (1,796,500)   (19,274,741)
                                                                                                 ------------   ------------
Dividends and distributions to shareholders (Note 1):
  From net investment income..................................................................       (194,759)      (456,099)
  From net realized gains.....................................................................             --    (11,781,695)
                                                                                                 ------------   ------------
  Total dividends and distributions...........................................................       (194,759)   (12,237,794)
                                                                                                 ------------   ------------
Capital share transactions (Note 4):
  Proceeds from sales of shares...............................................................     23,684,349     84,925,475
  Reinvestment of dividends and distributions.................................................        186,808     10,124,328
  Payments for shares redeemed................................................................    (28,448,300)   (54,965,078)
                                                                                                 ------------   ------------
  Net increase (decrease) in net assets resulting from capital share transactions.............     (4,577,143)    40,084,725
                                                                                                 ------------   ------------
Total Increase (Decrease) in Net Assets.......................................................     (6,568,402)     8,572,190
NET ASSETS:
  Beginning of Period.........................................................................     63,653,564     55,081,374
                                                                                                 ------------   ------------
  End of Period (including undistributed net investment income of $14,609 and undistributed net investment loss of $(277) for the six months ended January 31, 2002 and the year ended
   July 31, 2001, respectively)...............................................................   $ 57,085,162   $ 63,653,564
                                                                                                 ============   ============

                          GREEN CENTURY BALANCED FUND
                             FINANCIAL HIGHLIGHTS

                                                FOR THE SIX           FOR THE YEARS                          FOR THE YEARS
                                                MONTHS ENDED         ENDED JULY 31,         FOR THE ONE     ENDED JUNE 30,
                                              JANUARY 31, 2002 --------------------------   MONTH ENDED    ----------------
                                                (UNAUDITED)     2001      2000     1999    JULY 31 , 1998   1998     1997
Net Asset Value, beginning of period.........     $ 15.94      $ 23.56   $ 12.21  $ 12.68     $ 13.79      $ 13.53  $ 13.34
                                                  -------      -------   -------  -------     -------      -------  -------
Income from investment operations:
  Net investment income......................        0.06         0.10      0.07     0.11          --         0.02     0.12
  Net realized and unrealized gain (loss) on
   investments...............................       (0.44)       (4.10)    11.35     0.40       (1.11)        1.68     1.77
                                                  -------      -------   -------  -------     -------      -------  -------
Total increase (decrease) from investment
 operations..................................       (0.38)       (4.00)    11.42     0.51       (1.11)        1.70     1.89
                                                  -------      -------   -------  -------     -------      -------  -------
Less dividends and distributions (Note 1):
  Dividends from net investment income.......       (0.05)       (0.11)    (0.07)   (0.11)         --        (0.09)   (0.10)
  Distributions from net realized gains......          --        (3.51)       --    (0.87)         --        (1.35)   (1.60)
                                                  -------      -------   -------  -------     -------      -------  -------
Total decrease from dividends and
 distributions...............................       (0.05)       (3.62)    (0.07)   (0.98)         --        (1.44)   (1.70)
                                                  -------      -------   -------  -------     -------      -------  -------
Net Asset Value, end of period...............     $ 15.51      $ 15.94   $ 23.56  $ 12.21     $ 12.68      $ 13.79  $ 13.53
                                                  =======      =======   =======  =======     =======      =======  =======
Total return.................................       (2.38)%(a)  (19.19)%   93.54%    4.93%      (8.05)%(a)   13.13%   15.22%
Ratios/Supplemental data:
  Net assets, end of period (in 000's).......     $57,085      $63,654   $55,081  $15,269     $15,212      $16,286  $11,022
  Ratio of expenses to average net assets....        2.38%(b)     2.35%     2.48%    2.50%       2.50%(b)     2.50%    2.50%
  Ratio of net investment income to average
   net assets................................        0.74%(b)     0.60%     0.50%    1.00%       0.22%(b)     0.12%    0.94%
  Portfolio turnover.........................          38%(a)       91%      116%      91%          4%(a)       96%     109%

(a)Not annualized.
(b)Annualized.

                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               January 31, 2002
                                  (unaudited)

ASSETS:
Investment in Domini Social Index Portfolio, at value (Note 1)................................. $33,614,927
Receivable for capital stock sold..............................................................      12,680
                                                                                                -----------
   Total assets................................................................................  33,627,607
                                                                                                -----------
LIABILITIES:
Accrued expenses (Note 2)......................................................................      35,278
Payable for capital stock repurchased..........................................................       1,755
                                                                                                -----------
   Total liabilities...........................................................................      37,033
                                                                                                -----------
NET ASSETS..................................................................................... $33,590,574
                                                                                                ===========
NET ASSETS CONSIST OF:
Paid-in capital................................................................................ $37,339,665
Accumulated net realized loss on investments...................................................    (212,327)
Net unrealized depreciation on investments.....................................................  (3,536,764)
                                                                                                -----------
NET ASSETS..................................................................................... $33,590,574
                                                                                                ===========
SHARES OUTSTANDING.............................................................................   1,838,606
                                                                                                ===========
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE................................. $     18.27
                                                                                                ===========

                                         GREEN CENTURY EQUITY FUND
                                          STATEMENT OF OPERATIONS

                                 For the six months ended January 31, 2002
                                                (unaudited)

INVESTMENT INCOME FROM INDEX PORTFOLIO:
Investment income from Index Portfolio......................................................... $   197,312
Expenses from Index Portfolio..................................................................     (35,844)
                                                                                                -----------
   Net income from Index Portfolio.............................................................     161,468
                                                                                                -----------
EXPENSES:
Administrative services fee (Note 2)...........................................................     211,755
                                                                                                -----------
NET INVESTMENT LOSS............................................................................     (50,287)
                                                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT:
Net realized loss on investment allocated from Index Portfolio.................................    (314,493)
Change in net unrealized appreciation/depreciation on investment allocated from Index Portfolio  (1,754,523)
                                                                                                -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENT.................................................  (2,069,016)
                                                                                                -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........................................... $(2,119,303)
                                                                                                ===========

                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FOR THE SIX       FOR THE
                                                                         MONTHS ENDED    YEAR ENDED
                                                                       JANUARY 31, 2002 JULY 31, 2001
                                                                         (UNAUDITED)      (AUDITED)
DECREASE IN NET ASSETS:
From Operations:
 Net investment loss..................................................   $   (50,287)    $  (187,551)
 Net realized gain (loss) on investment allocated from Index Portfolio      (314,493)      2,409,900
 Change in net unrealized appreciation/depreciation on investment
   allocated from Index Portfolio.....................................    (1,754,523)     (9,799,340)
                                                                         -----------     -----------
 Net decrease in net assets resulting from operations.................    (2,119,303)     (7,576,991)
                                                                         -----------     -----------
Dividends and distributions to shareholders:
 From net realized gains..............................................    (2,254,209)     (1,259,745)
                                                                         -----------     -----------
 Total dividends and distributions....................................    (2,254,209)     (1,259,745)
                                                                         -----------     -----------
Capital Share Transactions (Note 4):
 Proceeds from sales of shares........................................     2,374,739       8,179,612
 Reinvestment of dividends and distributions..........................     2,209,255       1,196,184
 Payments for shares redeemed.........................................    (1,657,220)     (6,433,089)
                                                                         -----------     -----------
 Net increase in net assets resulting from capital share transactions.     2,926,774       2,942,707
                                                                         -----------     -----------
Total Decrease in Net Assets..........................................    (1,446,738)     (5,894,029)
NET ASSETS:
 Beginning of period..................................................    35,037,312      40,931,341
                                                                         -----------     -----------
 End of period........................................................   $33,590,574     $35,037,312
                                                                         ===========     ===========

                           GREEN CENTURY EQUITY FUND
                             FINANCIAL HIGHLIGHTS

                                                                        FOR THE SIX
                                                                        MONTHS ENDED            FOR THE YEARS ENDED JULY 31,
                                                                      JANUARY 31, 2002 ---------------------------------------
                                                                        (UNAUDITED)     2001      2000      1999      1998
Net Asset Value, beginning of period.................................     $ 20.84      $ 26.42   $ 24.62   $ 20.44   $ 16.86
                                                                          -------      -------   -------   -------   -------
Income from investment operations:
 Net investment income (loss)........................................       (0.03)       (0.11)    (0.14)    (0.08)    (0.03)
 Net realized and unrealized gain (loss) on investment...............       (1.31)       (4.66)     2.02      4.47      3.62
                                                                          -------      -------   -------   -------   -------
Total increase (decrease) from investment operations.................       (1.34)       (4.77)     1.88      4.39      3.59
                                                                          -------      -------   -------   -------   -------
Less dividends and distributions:
 Dividends from net investment income................................          --           --        --        --        --
 Distributions from net realized gains...............................       (1.23)       (0.81)    (0.08)    (0.21)    (0.01)
                                                                          -------      -------   -------   -------   -------
Total decrease from dividends and distributions......................       (1.23)       (0.81)    (0.08)    (0.21)    (0.01)
                                                                          -------      -------   -------   -------   -------
Net Asset Value, end of period.......................................     $ 18.27      $ 20.84   $ 26.42   $ 24.62   $ 20.44
                                                                          =======      =======   =======   =======   =======
Total return.........................................................       (6.09)%(a)  (18.34)%    7.62%    21.56%    21.32%
Ratios/Supplemental data:
 Net Assets, end of period (in 000's)................................     $33,591      $35,037   $40,931   $29,764   $15,476
 Ratio of expenses to average net assets.............................        1.50%(b)     1.50%     1.50%     1.50%     1.50%
 Ratio of net investment income (loss) to average net assets.........       (0.30)%(b)   (0.51)%   (0.59)%   (0.46)%   (0.26)%
 Portfolio turnover (c)..............................................           7%(a)       19%        9%        8%        5%



                                                                       1997
Net Asset Value, beginning of period................................. $11.04
                                                                      ------
Income from investment operations:
 Net investment income (loss)........................................   0.02
 Net realized and unrealized gain (loss) on investment...............   5.84
                                                                      ------
Total increase (decrease) from investment operations.................   5.86
                                                                      ------
Less dividends and distributions:
 Dividends from net investment income................................  (0.03)
 Distributions from net realized gains...............................  (0.01)
                                                                      ------
Total decrease from dividends and distributions......................  (0.04)
                                                                      ------
Net Asset Value, end of period....................................... $16.86
                                                                      ======
Total return.........................................................  53.14%
Ratios/Supplemental data:
 Net Assets, end of period (in 000's)................................ $5,275
 Ratio of expenses to average net assets.............................   1.50%
 Ratio of net investment income (loss) to average net assets.........   0.07%
 Portfolio turnover (c)..............................................      1%

(a)Not annualized.
(b)Annualized.
(c)Represents portfolio turnover for the Index Portfolio.

                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- Organization and Significant Accounting Policies
   Green Century Funds (the "Trust") is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the "Balanced Fund") and the Green Century Equity Fund (the "Equity Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.
   The Equity Fund invests substantially all of its assets in the Domini Social Index Portfolio (the "Index Portfolio"), an open-end, diversified management investment company having the same investment objective as the Fund. The Equity Fund accounts for its investment in the Index Portfolio as a partnership investment and records its share of the Index Portfolio's income, expenses and realized and unrealized gains and losses daily. The value of such investments reflects the Fund's proportionate interest in the net assets of the Index Portfolio (2.09% at January 31, 2002). The financial statements of the Index Portfolio are included elsewhere in this report and should be read in conjunction with the Equity Fund's financial statements.
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trust's significant accounting policies:
    (A)Balanced Fund Investment Valuation: Equity securities listed on national securities exchanges or reported through the NASDAQ system are valued at last sale price. Unlisted securities or listed securities for which last sale prices are not available are valued at the mean between the closing bid and asked prices if such securities are listed on a national exchange, and at the last quoted bid price in the case of securities not listed on a national exchange. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
       Equity Fund Investment Valuation: Valuation of securities by the Index Portfolio is discussed in Note 1 of the Index Portfolio's Notes to Financial Statements which are included elsewhere in this report.
    (B)Balanced Fund Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income is recognized on the accrual basis and dividend income is recorded on ex-dividend date.
       Equity Fund Securities Transactions and Investment Income: The Fund earns income, net of Index Portfolio expenses, daily based on its investment in the Index Portfolio.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS--(continued)

    (C)Distributions: Distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay dividends of net investment income, if any, semi-annually and distribute net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted. Accordingly, at January 31, 2002 for the Equity Fund, a reclassification was recorded to decrease undistributed investment loss by $50,287 and reduce paid-in capital by $50,287.
    (D)Federal Taxes: Each series of the Trust is treated as a separate entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for Federal income or excise tax are necessary.

NOTE 2 -- Transactions With Affiliates
    (A)Investment Adviser: Green Century Capital Management, Inc. ("Green Century") is the adviser ("the Adviser") for the Balanced Fund and oversees the portfolio management of the Balanced Fund on a day-to-day basis. For these services, Green Century receives a fee, accrued daily and paid monthly, at an annual rate equal to 0.75% of the Balanced Fund's average daily net assets.
    (B)Subadviser: Winslow Management Company ("Winslow"), a division of Adams, Harkness & Hill, Inc., is the subadviser for the Balanced Fund. For its services, Winslow is paid a fee by the Adviser at an annual rate equal to 0.40% of the average daily net assets of the Balanced Fund, subject to an adjustment up or down of 0.20% annually. For the six months ended January 31, 2002, Green Century accrued fees of $45,945 to Winslow.
    (C)Administrator: Green Century is the administrator ("the Administrator") of the Green Century Funds. Pursuant to the Administrative Services Agreement, Green Century pays all the expenses of each Fund other than the investment advisory fees, fees under the Distribution Plan, interest, taxes, brokerage costs and other capital expenses, expenses of non-interested trustees (including counsel fees) and any extraordinary expenses. For these services, Green Century receives a fee from the Balanced Fund at a rate such that immediately following any payment to the Administrator, total operating expenses, on an annual basis, are limited to 2.50% of the Fund's average daily net assets up to $30 million, 2.25% of the Fund's average daily net assets from $30 million to $100 million, and 1.75% of the Fund's average daily net assets in excess of $100 million, and receives a fee from the Equity Fund at a rate such that immediately following any payment to the Administrator, the combined total operating expenses of the Fund and the Index Portfolio (including investment advisory and distribution fees and any amortization of organization expenses), on an annual basis, do not exceed 1.50% of the Fund's average daily net assets.
    (D)Subadministrator: Pursuant to a Subadministrative Services Agreement with the Administrator, Sunstone Financial Group, Inc. ("Sunstone"), as Subadministrator, is responsible for conducting certain day-to-day administration of the Trust subject to the supervision and direction of the Administrator. For the six months ended January 31, 2002, Green Century accrued fees of $41,853 and $34,040 to Sunstone related to services performed on behalf of the Balanced Fund and the Equity Fund, respectively.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS--(concluded)

    (E)Distribution Plan: The Trust has adopted a Distribution Plan (the "Plan") with respect to the Balanced Fund in accordance with Rule 12b-1 under the Act. The Plan provides that the Balanced Fund pay a fee to Sunstone Distribution Services, LLC, as distributor of shares of the Balanced Fund, at an annual rate not to exceed 0.25% of the Balanced Fund's average daily net assets. The fee is reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the six months ended January 31, 2002, the Balanced Fund accrued and paid $70,635 to Sunstone Distribution Services, LLC for services provided pursuant to the plan.

NOTE 3 -- Investment Transactions
   The Balanced Fund's cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $21,160,161 and $26,398,177, respectively, for the six months ended January 31, 2002.
   The Balanced Fund's activity in written options for the six months ended January 31, 2002 was as follows:

                                                   PREMIUM   CONTRACTS
                                                  ---------  ---------
          Options outstanding at July 31, 2001... $  53,122      250
          Options written........................   120,440    1,805
          Options exercised......................        --       --
          Options expired........................        --       --
          Options closed.........................  (155,024)  (1,655)
                                                  ---------   ------
          Options outstanding at January 31, 2002 $  18,538      400
                                                  =========   ======

   Additions and reductions in the Equity Fund's investment in the Index Portfolio aggregated $4,583,994 and $1,657,220 for the six months ended January 31, 2002.

NOTE 4 -- Capital Share Transactions
   Capital share transactions for the Balanced Fund and the Equity Fund were as follows:

                                  BALANCED FUND                   EQUITY FUND
                          -----------------------------  -----------------------------
                            FOR THE SIX       FOR THE      FOR THE SIX       FOR THE
                            MONTHS ENDED    YEAR ENDED     MONTHS ENDED    YEAR ENDED
                          JANUARY 31, 2002 JULY 31, 2001 JANUARY 31, 2002 JULY 31, 2001
Shares sold..............     1,571,194      3,923,372       125,792         358,240
Reinvestment of dividends        11,712        540,124       119,270          52,281
Shares redeemed..........    (1,896,521)    (2,807,270)      (87,440)       (278,789)
                             ----------     ----------       -------        --------
                               (313,615)     1,656,226       157,622         131,732
                             ==========     ==========       =======        ========

                         DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                January 31, 2002
                                  (unaudited)

                                                  SHARES       VALUE
       Consumer Discretionary -- 13.4%
       American Greetings Corporation (b).......    17,500 $      218,050
       AOL Time Warner, Inc. (b)................ 1,230,400     32,371,824
       AutoZone, Inc. (b).......................    31,200      2,110,680
       Bandag, Inc..............................     2,600         87,880
       Bassett Furniture Industries (b).........     3,500         54,390
       Black & Decker Corp......................    23,100        950,796
       Bob Evans Farms, Inc. (b)................    10,200        295,902
       Centex Corporation.......................    17,600      1,046,848
       Champion Enterprises, Inc. (b)...........    13,700        169,332
       Charming Shoppes, Inc. (b)...............    29,300        172,577
       Circuit City Stores, Inc.................    60,300      1,799,352
       Claire's Stores, Inc.....................    12,600        236,124
       Comcast Corporation (b) .................   263,100      9,347,943
       Cooper Tire and Rubber Company...........    21,000        324,030
       Costco Wholesale Corporation (b).........   129,830      5,972,180
       Cross (A.T.) Company (b).................     4,400         27,280
       Dana Corporation (b).....................    42,900        626,769
       Darden Restaurants, Inc. (b).............    33,800      1,392,560
       Delphi Automotive Systems Corporation....   162,200      2,317,838
       Dillard's, Inc...........................    23,100        332,178
       Disney (Walt) Company....................   601,000     12,657,060
       Dollar General Corporation (b)...........    95,451      1,508,126
       Donnelly Corporation.....................     1,700         22,321
       Dow Jones & Company......................    18,600        962,550
       Emmis Communications Corporation (b).....    12,200        265,960
       Family Dollar Stores Inc.................    49,600      1,673,008
       Fleetwood Enterprises, Inc. (b)..........     9,500        104,500
       Foot Locker, Inc. (b)....................    40,500        627,750
       Gap, Inc. (The)..........................   249,887      3,598,373
       Harley-Davidson, Inc.....................    87,800      5,004,600
       Harman International Industries, Inc. (b)     9,260        437,257
       Hartmarx Corporation (b).................     8,500         11,135
       Home Depot, Inc. (b).....................   670,597     33,590,204
       Ikon Office Solutions....................    41,100        570,057
       KB Home (b)..............................    14,600        628,676
       Lands'End, Inc. (b)......................     8,600        422,948
       Lee Enterprises, Inc.....................     9,600        327,456
       Leggett & Platt, Incorporated............    56,800      1,376,264
       Lillian Vernon Corporation...............     2,600         18,850
       Limited, Inc. (The)......................   123,400      2,289,070
       Liz Claiborne, Inc.......................    30,400        832,048
       Lowe's Companies, Inc....................   221,800     10,218,326

                                                  SHARES      VALUE
        Consumer Discretionary -- (continued)
        Luby's, Inc. (b).........................   6,500 $       40,950
        Mattel, Inc. (b)......................... 123,685      2,350,015
        May Department Stores Company (b)........  86,200      3,172,160
        Maytag Corporation (b)...................  22,100        704,548
        McDonald's Corporation (b)............... 374,800     10,187,064
        McGraw-Hill Companies (b)................  56,500      3,620,520
        Media General, Inc. (b)..................   6,500        323,440
        Men's Wearhouse, Inc. (b)................  11,900        264,656
        Meredith Corporation (b).................  11,300        395,952
        Modine Manufacturing Company.............   9,600        243,360
        New York Times Company...................  43,700      1,841,081
        Newell Rubbermaid, Inc. (b)..............  77,278      2,133,646
        Nordstrom, Inc. (b)......................  38,800        981,640
        Omnicom Group, Inc.......................  53,700      4,691,769
        Oneida Ltd...............................   4,800         57,120
        Oshkosh B'Gosh, Inc. (b).................   2,900        121,626
        Penney (J.C.) Company, Inc...............  75,800      1,885,146
        Pep Boys -- Manny, Moe & Jack............  14,900        245,105
        Phillips-Van Heusen Corporation (b)......   7,900         97,170
        Pulte Homes, Inc.........................  17,000        801,550
        Radio One, Inc. (b)......................   6,600        116,358
        RadioShack Corporation (b)...............  51,900      1,635,888
        Reebok International Ltd. (b)............  17,000        503,540
        Ruby Tuesday, Inc........................  18,600        469,650
        Russell Corporation......................   9,300        148,800
        Scholastic Corporation (b)...............   9,700        481,023
        Sears, Roebuck and Co....................  93,500      4,940,540
        Sherwin-Williams Company (b).............  44,800      1,241,856
        Skyline Corporation......................   2,500         78,750
        Snap-On Incorporated.....................  16,750        545,883
        SPX Corporation (b)......................  11,715      1,337,384
        Stanley Works............................  24,700      1,094,210
        Staples, Inc. (b)........................ 133,600      2,434,192
        Starbucks Corporation (b)................ 109,700      2,607,569
        Stride Rite Corporation (b)..............  12,100         84,458
        Target Corporation....................... 258,800     11,493,308
        Timberland Company (The) (b).............   8,900        341,493
        TJX Companies, Inc.......................  79,000      3,265,860
        Toys 'R' Us, Inc. (b)....................  57,220      1,119,223
        Tribune Company (b)......................  86,450      3,213,347
        Tupperware Corporation...................  16,700        317,300
        Univision Communications, Inc. (b).......  40,800      1,427,184
        VF Corporation...........................  32,500      1,320,150
        Viacom, Inc. (b).........................  39,800      1,589,214

                                January 31, 2002
                                  (unaudited)

                                          SHARES      VALUE
Consumer Discretionary -- (continued)
Visteon Corporation (b)..................  37,900 $      504,070
Washington Post Company..................   2,200      1,230,130
Wellman, Inc.............................   9,200        123,280
Wendy's International, Inc. (b)..........  30,300        945,360
Whirlpool Corporation....................  19,300      1,403,109
                                                  --------------
                                                     217,172,719
                                                  --------------
Consumer Staples -- 10.9%
Alberto-Culver Company...................   9,500        442,795
Albertson's, Inc......................... 118,600      3,409,750
Avon Products, Inc. (b)..................  68,900      3,389,880
Campbell Soup Company.................... 118,300      3,365,635
Church & Dwight Co., Inc. (b)............  11,200        329,616
Clorox Company...........................  67,400      2,748,572
Coca-Cola Company (b) ................... 718,400     31,430,000
Colgate-Palmolive Company................ 159,900      9,138,285
CVS Corporation.......................... 113,200      3,079,040
Fleming Companies, Inc...................  12,900        264,708
General Mills Incorporated............... 105,200      5,212,660
Gillette Company......................... 305,200     10,163,160
Great Atlantic & Pacific Tea Company,
 Inc. (b)................................  11,300        290,862
Green Mountain Coffee, Inc. (b)..........   1,900         44,308
Hain Celestial Group, Inc. (The).........   9,900        225,621
Heinz (H.J.) Company..................... 100,800      4,173,120
Hershey Foods Corporation (b)............  30,500      2,146,285
Horizon Organic Holding Corporation (b)..   2,900         43,210
Kellogg Company (b)...................... 117,500      3,626,050
Kimberly-Clark Corporation............... 152,164      9,175,489
Kroger Company (b)....................... 232,800      4,795,680
Longs Drug Stores Corporation............  11,200        249,200
Nature's Sunshine Products, Inc. (b).....   4,900         64,435
PepsiAmericas, Inc. (b)..................  45,200        544,660
PepsiCo, Inc............................. 505,370     25,313,983
Procter & Gamble Company................. 376,600     30,760,688
Smucker (J.M.) Company (b)...............   7,000        224,140
SUPERVALU, Inc...........................  38,400        947,712
Sysco Corporation........................ 193,100      5,719,622
Tootsie Roll Industries, Inc.............   9,997        383,285
Walgreen Company......................... 293,400     10,644,552
Whole Foods Market, Inc. (b).............  15,600        667,680
Wild Oats Markets, Inc. (b)..............   6,750         64,598
Wrigley (Wm.) Jr. Company................  52,700      2,879,528
                                                  --------------
                                                     175,958,809
                                                  --------------

                                          SHARES      VALUE
Energy -- 0.7%
Anadarko Petroleum Corporation...........  72,085 $    3,541,536
Apache Corporation.......................  39,940      1,936,691
Cooper Cameron Corp......................  15,600        663,468
Devon Energy Corporation.................  44,872      1,670,136
EOG Resources, Inc.......................  33,500      1,138,665
Equitable Resources, Inc.................  18,500        568,690
Helmerich & Payne, Inc. (b)..............  14,700        446,880
Noble Affiliates, Inc. (b)...............  16,400        533,000
Rowan Companies,Inc.(b)..................  27,300        492,219
Sunoco, Inc..............................  22,800        879,168
                                                  --------------
                                                      11,870,453
                                                  --------------
Financials -- 23.2%
AFLAC, Inc. (b).......................... 151,300      3,951,956
American Express Company................. 384,200     13,773,570
American International Group, Inc........ 752,976     55,833,171
AmSouth Bancorporation................... 105,600      2,201,760
Aon Corporation..........................  78,000      2,597,400
Bank of America Corporation.............. 454,500     28,647,135
Bank One Corporation..................... 337,385     12,651,938
Capital One Financial Corporation........  62,300      3,125,591
Charter One Financial, Inc...............  65,110      1,938,976
Chittenden Corporation...................   9,276        255,090
Chubb Corporation........................  49,200      3,289,020
Cincinnati Financial Corporation.........  46,585      1,793,523
Comerica Incorporated....................  51,300      2,887,677
Edwards (A.G.), Inc......................  22,787        968,675
Fannie Mae............................... 288,900     23,386,455
Fifth Third Bancorp...................... 166,737     10,546,115
First Tennessee National Corporation.....  36,700      1,252,204
FirstFed Financial Corp.(b)..............   5,000        130,550
Franklin Resources, Inc..................  75,600      2,831,220
Freddie Mac.............................. 201,200     13,504,544
Golden West Financial....................  45,900      2,921,994
GreenPoint Financial Corporation (b).....  29,300      1,256,970
Hartford Financial Services Group (The)..  68,700      4,547,253
Household International, Inc............. 132,646      6,796,781
Jefferson-Pilot Corporation (b)..........  43,625      2,089,638
KeyCorp.................................. 123,400      3,036,874
Lincoln National Corporation.............  54,400      2,801,600

                                January 31, 2002
                                  (unaudited)

                                             SHARES      VALUE
Financials -- (continued)
Marsh & McLennan Companies, Inc.............  79,850 $    8,132,723
MBIA, Inc...................................  42,800      2,306,064
MBNA Corporation............................ 246,850      8,639,750
Mellon Financial Corporation................ 135,600      5,207,040
Merrill Lynch & Co., Inc.................... 241,300     12,301,474
MGIC Investment Corporation.................  30,800      2,063,600
Moody's Corporation.........................  45,600      1,710,912
Morgan (J.P.) Chase & Co.................... 573,460     19,526,313
National City Corporation................... 174,100      4,895,692
Northern Trust Corporation..................  64,500      3,766,155
PNC Financial Services Group................  82,300      4,752,825
Progressive Corporation (The)...............  21,300      3,149,205
Providian Financial Corporation (b).........  82,800        318,780
Rouse Company...............................  19,900        569,140
SAFECO Corporation..........................  37,000      1,131,830
Schwab (Charles) Corporation................ 396,000      5,690,520
St. Paul Companies, Inc.....................  60,564      2,707,211
State Street Corporation....................  94,500      5,082,210
Stilwell Financial, Inc.....................  63,500      1,616,075
SunTrust Banks, Inc. (b)....................  83,700      5,155,920
Synovus Financial Corporation...............  84,050      2,323,142
Torchmark Corporation.......................  36,000      1,367,640
U.S. Bancorp................................ 565,621     11,776,229
UnumProvident Corporation...................  69,800      1,975,340
USA Education, Inc..........................  45,400      4,086,000
Value Line, Inc.............................   2,900        139,780
Wachovia Corporation........................ 393,100     13,070,575
Washington Mutual, Inc...................... 281,004      9,644,057
Wells Fargo & Company....................... 493,700     22,902,743
Wesco Financial Corporation.................   2,100        663,598
                                                     --------------
                                                        375,690,223
                                                     --------------
Health Care -- 12.1%
Allergan, Inc...............................  38,100      2,543,175
Amgen, Inc. (b)............................. 300,900     16,699,950
Applera Corp.-Applied Biosystems Group......  63,000      1,406,790
Baxter International, Inc................... 171,000      9,546,930
Becton Dickinson and Company................  74,300      2,691,146
Biogen, Inc.................................  42,900      2,326,038
Biomet, Inc. (b)............................  77,700      2,508,933
Boston Scientific Corporation (b)........... 116,300      2,613,261
CIGNA Corporation...........................  41,900      3,854,800
Forest Laboratories, Inc. (b)...............  51,600      4,277,640

                                             SHARES      VALUE
Health Care -- (continued)
Guidant Corporation (b).....................  88,900 $    4,271,645
Hillenbrand Industries, Inc.................  18,100      1,036,949
Humana, Inc. (b)............................  49,200        612,540
Johnson & Johnson (b)....................... 886,070     50,957,886
King Pharmaceuticals Inc. (b)...............  71,200      2,591,680
Manor Care, Inc. (b)........................  29,600        589,040
McKesson HBOC, Inc..........................  82,320      3,169,320
MedImmune, Inc. (b).........................  71,100      3,012,507
Medtronic, Inc.............................. 349,100     17,200,157
Merck & Co., Inc............................ 657,100     38,887,178
Mylan Laboratories, Inc.....................  36,200      1,219,578
Oxford Health Plans, Inc. (b)...............  26,600        983,668
Quintiles Transnational Corp. (b)...........  34,700        555,894
Schering-Plough Corporation................. 422,400     13,677,312
St. Jude Medical, Inc. (b)..................  25,200      1,998,360
Stryker Corporation (b).....................  56,600      3,324,684
Watson Pharmaceuticals (b)..................  30,900        905,370
Zimmer Holdings, Inc........................  56,700      1,844,451
                                                     --------------
                                                        195,306,882
                                                     --------------
Industrials -- 5.8%
Airborne, Inc. (b)..........................  13,900        214,755
Alaska Air Group, Inc. (b)..................   7,700        236,082
American Power Conversion (b)...............  56,400        856,716
AMR Corporation (b).........................  44,500      1,109,830
Angelica Corporation........................   2,500         29,500
Apogee Enterprises, Inc.....................   8,000        117,600
AstroPower, Inc. (b)........................   4,200        160,860
Ault, Inc. (b)..............................   1,300          5,304
Automatic Data Processing, Inc.............. 178,674      9,648,396
Avery Dennison Corporation..................  31,900      1,898,050
Baldor Electric Company.....................   9,800        213,150
Banta Corporation...........................   7,150        227,084
Block (H & R), Inc..........................  52,900      2,447,154
Brady Corporation...........................   6,100        224,480
Bright Horizons Family Solutions, Inc. (b)..   3,700        103,600
Ceridian Corporation (b)....................  42,200        758,334
Cintas Corporation (b)......................  48,900      2,445,978
CLARCOR, Inc................................   7,050        189,998
Consolidated Freightways Corporation (b)....   6,200         27,714
Cooper Industries, Inc......................  27,100        986,440
CPI Corporation (b).........................   2,300         36,110
Cummins, Inc. (b)...........................  12,000        452,280
Deere & Company.............................  68,000      2,989,960

                                January 31, 2002
                                  (unaudited)

                                             SHARES      VALUE
Industrials -- (continued)
Delta Air Lines, Inc........................  35,700 $    1,128,477
Deluxe Corporation..........................  19,200        883,392
DeVry, Inc. (b).............................  20,200        616,302
Dionex Corporation (b)......................   6,400        164,480
Donaldson Company, Inc......................  12,800        473,728
Donnelley (R.R.) & Sons Company.............  33,200        964,460
Ecolab, Inc.................................  36,900      1,578,951
Emerson Electric Company (b)................ 124,300      7,201,942
Fastenal Company............................  11,000        736,010
FedEx Corporation (b).......................  86,200      4,616,010
GATX Corporation............................  14,000        406,000
Genuine Parts Company.......................  49,800      1,768,896
Graco, Inc..................................   8,912        342,666
Grainger (W.W.), Inc. (b)...................  27,100      1,471,530
Granite Construction Incorporated...........  11,825        265,235
Harland (John H.) Company...................   8,400        205,380
Herman Miller, Inc..........................  22,000        546,480
HON Industries Inc. (b).....................  17,000        472,940
Hubbell Incorporated........................  14,160        424,942
Hunt Corporation............................   3,000         24,900
Illinois Tool Works, Inc....................  87,500      6,245,750
IMCO Recycling, Inc. (b)....................   4,500         36,405
IMS Health, Inc. (b)........................  85,100      1,697,745
Interface, Inc. (b).........................  12,800         69,120
Ionics, Inc. (b)............................   5,200        175,240
Isco, Inc...................................   1,600         14,960
Kansas City Southern Industries, Inc. (b)...  17,400        240,468
Kelly Services, Inc.........................   9,375        205,500
Lawson Products, Inc........................   2,800         78,260
Masco Corporation........................... 132,200      3,537,672
Merix Corporation (b).......................   3,950         74,695
Milacron, Inc. (b)..........................   9,800        142,590
Minnesota Mining and Manufacturing Company
 (b)........................................ 114,300     12,664,440
Molex Incorporated..........................  28,546        872,080
National Service Industries, Inc............   3,075         22,109
New England Business Service, Inc...........   3,900         79,950
Nordson Corporation.........................   9,600        253,920
Norfolk Southern Corporation................ 111,400      2,512,070
Osmonics, Inc. (b)..........................   4,100         51,045
Paychex, Inc................................ 107,600      3,948,920
Pitney Bowes, Inc...........................  70,700      2,956,674

                                              SHARES       VALUE
Industrials -- (continued)
Roadway Express, Inc........................     5,600 $      224,840
Robert Half International, Inc. (b).........    50,800      1,331,976
Ryder System, Inc...........................    17,500        437,150
Service Corporation International (b).......    84,000        428,400
Smith (A. O.) Corporation...................     4,300        106,511
Southwest Airlines Co.......................   220,662      4,179,338
Spartan Motors, Inc. (b)....................     3,300         24,750
Standard Register Company (b)...............     6,800        145,520
Steelcase, Inc..............................     9,900        155,529
Tennant Company (b).........................     2,600         91,884
Thomas & Betts Corporation (b)..............    16,800        327,600
Thomas Industries, Inc......................     4,400        110,000
Toro Company................................     3,700        181,115
UAL Corporation (b).........................    15,800        232,260
Watts Industries (b)........................     5,000         73,250
Yellow Corporation (b)......................     6,900        172,914
                                                       --------------
                                                           93,774,746
                                                       --------------
Information Technology -- 23.3%
3Com Corporation (b)........................   101,600        607,568
Adaptec, Inc. (b)...........................    30,600        543,150
ADC Telecommunications, Inc. (b)............   226,500      1,105,320
Advanced Micro Devices, Inc. (b)............    98,500      1,580,925
Advent Software, Inc. (b)...................     9,800        528,710
Analog Devices, Inc. (b)....................   104,200      4,563,960
Andrew Corporation (b)......................    23,500        422,765
Apple Computer, Inc. (b)....................   101,700      2,514,024
Applied Materials, Inc. (b).................   234,700     10,244,655
Arrow Electronics, Inc. (b).................    28,900        888,964
Autodesk, Inc...............................    15,900        651,900
Avnet, Inc..................................    33,900        903,435
BMC Software, Inc. (b)......................    70,600      1,247,502
Borland Software Corporation (b)............    18,900        321,300
Cisco Systems, Inc. (b)..................... 2,102,000     41,577,560
Compaq Computer Corporation.................   492,588      6,083,462
Computer Associates International, Inc......   167,000      5,754,820
Compuware Corporation (b)...................   107,800      1,466,080
Dell Computer Corporation (b)...............   755,900     20,749,455
Electronic Data Systems Corporation.........   137,400      8,602,614
EMC Corporation (b).........................   636,800     10,443,520

                                January 31, 2002
                                  (unaudited)

                                              SHARES       VALUE
Information Technology -- (continued)
Gerber Scientific, Inc. (b).................     6,400 $       62,016
Hewlett-Packard Company.....................   561,200     12,408,132
Hutchinson Technology Incorporated (b)......     7,200        159,480
Imation Corporation (b).....................    10,200        235,824
Intel Corporation........................... 1,944,100     68,121,264
Lexmark International Group, Inc. (b).......    37,400      2,077,570
LSI Logic Corporation (b)...................   106,300      1,762,454
Lucent Technologies, Inc. (b)...............   986,200      6,449,748
Micron Technology, Inc.(b)..................   171,900      5,801,625
Microsoft Corporation (b)................... 1,541,300     98,196,223
Millipore Corporation.......................    13,800        741,060
National Semiconductor Corporation (b)......    50,500      1,424,605
Novell, Inc. (b)............................   104,400        546,012
Palm, Inc. (b)..............................   164,187        614,059
PeopleSoft, Inc. (b)........................    87,700      2,849,373
QRS Corporation (b).........................     4,300         57,921
Qualcomm, Inc. (b)..........................   221,500      9,774,795
Sapient Corporation (b).....................    36,500        200,750
Scientific-Atlanta, Inc. (b)................    45,300      1,199,544
Solectron Corporation (b)...................   238,300      2,792,876
Sun Microsystems, Inc. (b)..................   944,600     10,163,896
Symantec Corporation (b)....................    20,200      1,574,590
Tektronix, Inc. (b).........................    26,700        653,616
Tellabs, Inc. (b)...........................   118,800      1,836,648
Texas Instruments, Inc......................   501,200     15,642,452
Waters Corporation..........................    37,800      1,307,880
Xerox Corporation (b).......................   207,800      2,354,374
Xilinx, Inc. (b)............................    96,800      4,196,280
Yahoo! Inc. (b).............................   164,300      2,832,532
                                                       --------------
                                                          376,839,288
                                                       --------------
Materials -- 1.1%
Air Products & Chemicals, Inc...............    66,400      3,071,000
Bemis Company, Inc. (b).....................    15,300        771,732
Cabot Corporation...........................    18,200        610,974
Calgon Carbon Corporation (b)...............    11,300         89,835
Caraustar Industries, Inc...................     7,600         62,320
Crown Cork & Seal Company, Inc. (b).........    36,500        191,625
Engelhard Corporation.......................    37,900      1,055,894
Fuller (H.B.) Company.......................     8,200        222,056
Lubrizol Corporation........................    14,800        493,580

                                              SHARES       VALUE
Materials -- (continued)
MeadWestvaco Corp...........................    57,412 $    1,853,259
Minerals Technologies, Inc..................     5,700        267,957
Nucor Corporation...........................    22,450      1,342,510
Praxair, Inc................................    46,500      2,699,325
Rohm & Haas Company (b).....................    63,700      2,342,886
Sealed Air Corporation (b)..................    24,200      1,004,784
Sigma-Aldrich Corporation...................    21,300        890,766
Sonoco Products Company (b).................    27,545        731,320
Stillwater Mining Company (b)...............    11,200        175,392
Trex Company, Inc. (b)......................     2,300         49,450
Worthington Industries, Inc.................    24,700        365,066
                                                       --------------
                                                           18,291,731
                                                       --------------
Telecommunication Services -- 7.9%
AT&T Corporation............................ 1,020,580     18,064,266
AT&T Wireless Services, Inc. (b)............   733,187      8,431,650
BellSouth Corporation.......................   540,900     21,636,000
Citizens Communications Company (b).........    81,167        812,482
SBC Communications, Inc.....................   975,928     36,548,504
Sprint Corporation..........................   257,100      4,550,670
Telephone and Data Systems, Inc.............    15,000      1,297,500
Verizon Communications......................   779,722     36,140,114
                                                       --------------
                                                          127,481,186
                                                       --------------
Utilities -- 0.9%
AGL Resources, Inc. (b).....................    15,900        338,352
American Water Works, Inc...................    29,000      1,248,450
Cascade Natural Gas Corporation.............     3,200         62,080
Cleco Corporation...........................    13,000        269,490
Energen Corporation (b).....................     9,000        206,100
IDACORP, Inc................................    10,800        408,672
KeySpan Corporation.........................    40,300      1,304,108
Kinder Morgan, Inc..........................    32,300      1,669,910
Madison Gas & Electric Company..............     5,100        130,759
Mirant Corporation (b)......................   115,500      1,156,155
National Fuel Gas Company...................    22,900        524,410
NICOR, Inc..................................    13,000        528,320
NISource, Inc...............................    59,800      1,243,840
Northwest Natural Gas Company...............     7,300        190,895
Northwestern Corporation (b)................     7,200        149,040
OGE Energy Corporation......................    22,600        495,392
Peoples Energy Corporation..................    10,300        377,907
Potomac Electric Power Company..............    31,600        705,944
Questar Corporation.........................    23,600        565,220

                    PORTFOLIO OF INVESTMENTS -- (concluded)

                                January 31, 2002
                                  (unaudited)

                                                SHARES       VALUE
Utilities -- (continued)
Southern Union Company (b)....................  15,365   $      286,557
WGL Holdings..................................  14,100          370,407
Williams Companies, Inc....................... 149,300        2,639,624
                                                         --------------
                                                             14,871,632
                                                         --------------
TOTAL INVESTMENTS (a) -- 99.3%
 (Cost $1,781,948,074).................................  $1,607,257,669
Other Assets, less liabilities -- 0.7%..................     11,536,438
                                                         --------------
NET ASSETS -- 100.0%.................................... $1,618,794,107
                                                         ==============

--------
(a)The aggregate cost for federal income tax purposes is $1,781,948,074, the aggregate gross unrealized appreciation is $155,921,418 and the aggregate gross unrealized depreciation is $330,611,823, resulting in net unrealized depreciation of $174,690,405.
(b)Non-income producing security.
Copyright in the Domini 400 Social Index/SM is owned by KLD Research & Analytics, Inc. and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner. /

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               January 31, 2002
                                  (unaudited)

    ASSETS:
    Investments at value (Cost $1,781,948,074).............. $1,607,257,669
    Cash....................................................      9,858,033
    Receivable for securities sold..........................      3,825,941
    Dividends receivable....................................      1,955,494
                                                             --------------
          Total assets......................................  1,622,897,137
                                                             --------------
    LIABILITIES:
    Payable for securities purchased........................      3,786,153
    Accrued expenses (Note 2)...............................        316,877
                                                             --------------
          Total liabilities.................................      4,103,030
                                                             --------------
    NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS $1,618,794,107
                                                             ==============

                            STATEMENT OF OPERATIONS

                   For the six months ended January 31, 2002
                                  (unaudited)

INVESTMENT INCOME
Dividends...........................................................                $  9,673,797
EXPENSES
Management fee (Note 2)............................................. $   1,619,561
Custody fees (Note 3)...............................................        54,628
Professional fees...................................................        83,502
Trustee fees........................................................        18,007
Miscellaneous.......................................................        26,354
                                                                     -------------
Total expenses......................................................     1,802,052
   Fees paid indirectly (Note 3)....................................       (43,263)
                                                                     -------------
      Net expenses..................................................                   1,758,789
                                                                                    ------------
NET INVESTMENT INCOME...............................................                   7,915,008
NET REALIZED LOSS ON INVESTMENTS
Proceeds from sales................................................. $ 138,590,006
Cost of securities sold.............................................  (153,574,914)
                                                                     -------------
Net realized gain on investments....................................                 (14,984,908)
NET CHANGES IN UNREALIZED APPRECIATION/(DEPRECIATION) OF INVESTMENTS
   Beginning of period.............................................. $ (86,402,722)
   End of period....................................................  (174,690,405)
                                                                     -------------
      Net change in unrealized appreciation.........................                 (88,287,683)
                                                                                    ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS................                $(95,357,583)
                                                                                    ============

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                   FOR THE
                                                  SIX MONTHS
                                                    ENDED          FOR THE
                                               JANUARY 31, 2002  YEAR ENDED
                                                 (UNAUDITED)    JULY 31, 2001
 INCREASE/(DECREASE) IN NET ASSETS
 From Operations:
  Net investment income.......................  $    7,915,008  $   14,303,501
  Net realized gain/(loss) on investments.....     (14,984,908)    118,452,105
  Net change in unrealized
    appreciation/(depreciation) of investments     (88,287,683)   (478,655,424)
                                                --------------  --------------
  Net Decrease in Net Assets Resulting from
    Operations................................     (95,357,583)   (345,899,818)
                                                --------------  --------------
 Transactions in Investors' Beneficial
  Interest:
  Additions...................................     144,089,166     480,587,065
  Reductions..................................    (158,942,553)   (379,303,886)
                                                --------------  --------------
  Net Increase/(Decrease) in Net Assets from
    Transactions in Investors' Beneficial
    Interests.................................     (14,853,387)    101,283,179
                                                --------------  --------------
 Total Increase/(Decrease) in Net Assets......    (110,210,970)   (244,616,639)
 NET ASSETS:
  Beginning of period.........................   1,729,005,077   1,973,621,716
                                                --------------  --------------
  End of period...............................  $1,618,794,107  $1,729,005,077
                                                ==============  ==============

                             FINANCIAL HIGHLIGHTS

                                              FOR THE
                                             SIX MONTHS
                                               ENDED                       FOR THE YEARS ENDED JULY 31,
                                          JANUARY 31, 2002 ---------------------------------------------------------
                                            (unaudited)     2001       2000          1999         1998         1997
Net assets (in millions).................      $1,619      $1,729     $1,974        $1,347        $ 642        $ 292
Ratio of net investment income to average
 net assets (annualized).................        0.98%       0.78%      0.70%(1)      0.84%(1)     1.05%(2)     1.34%
Ratio of expenses to average net assets
 (annualized)............................        0.22%(3)    0.22%(3)   0.24%(1)(3)   0.24%(1)(3)  0.24%(2)(3)  0.29%(3)
Portfolio turnover rate..................           7%         19%         9%            8%           5%           1%

(1)Reflects an expense reimbursement and fee waiver by the Manager of 0.002% and 0.01% for the years ended July 31, 2000 and 1999, respectively. Had the Manager not waived its fee and reimbursed expenses, the annualized ratios of net investment income and expenses to average net assets for the year ended July 31, 2000, would have been 0.70% and 0.24%, respectively, and for the year ended July 31, 1999, would have been 0.83% and 0.25%, respectively.
(2)Reflects a waiver of 0.01% of fees by the Manager due to limitations set forth in the Management Agreement. Had the Manager not waived its fees, the ratios of net investment income and expenses to average net assets for the year ended July 31, 1998, would have been 1.04% and 0.25%, respectively.
(3)Ratio of expenses to average net assets for the six months ended January 31, 2002, and the years ended July 31, 2001, 2000, 1999, 1998 and 1997, include indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.21%, 0.21%, 0.21%, 0.20%, 0.20% and 0.25% for the six months ended January 31, 2002, and the years ended July 31, 2001, 2000, 1999, 1998 and 1997, respectively.

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                               January 31, 2002
                                  (unaudited)

NOTE 1--Organization and Significant Accounting Policies.
   Domini Social Index Portfolio is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index/SM, which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The
Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991. /
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.
    (A)Valuation of Investments: The Portfolio values securities at the last reported sale price provided by independent pricing services, or at the last reported bid price if no sales are reported. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees.
    (B)Dividend Income:  Dividend income is recorded on the ex-dividend date.
    (C)Federal Taxes: The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal
       Revenue Code applicable to regulated investment companies.
    (D)Other: Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

NOTE 2--Transactions with Affiliates.
    (A)Manager. Domini Social Investments LLC (DSIL) is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by DSIL consist of investment supervisory services, overall operational support and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, DSIL receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20%.
    (B)Submanager. SSgA Funds Management, Inc. provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with DSIL. SSgA does not determine the composition of the Domini 400 Social Index/SM. /

NOTE 3--Investment Transactions.
   Cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, for the six months ended January 31, 2002, aggregated $117,989,737 and $138,590,006, respectively.
Custody fees of the Portfolio were reduced by $43,263, which was compensation for uninvested cash left on deposit with the custodian.

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                                  YOUR NOTES

                                                             Semi-Annual Report


INVESTMENT ADVISER (Balanced Fund) AND ADMINISTRATOR
Green Century Capital Management, Inc.
29 Temple Place
Boston, MA 02111
1-800-93-GREEN

INVESTMENT SUBADVISER (Balanced Fund)
Winslow Management Company
60 State Street
Boston, MA 02109

INVESTMENT MANAGER (Index Portfolio)
Domini Social Investments LLC
536 Broadway
New York, NY 10012

INVESTMENT SUBMANAGER (Index Portfolio)
SSgA Funds Management, Inc.
Two International Place
Boston, MA 02110

COUNSEL TO INDEPENDENT TRUSTEES OF THE FUNDS
Debevoise & Plimpton
555 13th Street, N.W.
Washington, DC 20004

SUBADMINISTRATOR and DISTRIBUTOR
Sunstone Financial Group, Inc. (Subadministrator)
Sunstone Distribution Services, LLC (Distributor)
803 West Michigan Street
Milwaukee, WI 53233

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, IN 46204-1806

COUNSEL TO GREEN CENTURY CAPITAL MANAGEMENT, INC.
Goulston & Storrs
400 Atlantic Avenue
Boston, MA 02110

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, MA 02110




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                                                               January 31, 2002

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